Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,836,215
Proposed Maximum Offering Price per Unit | $ / shares	13.81
Maximum Aggregate Offering Price	$ 191,078,129.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 26,387.89
Offering Note
(1)
Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), on the Nasdaq Global Market on January 13, 2026, which date is within five business days prior to filing this registration statement.

(2)
Represents Common Stock that is authorized for issuance under the Trump Media & Technology Group Corp. 2024 Equity Incentive Plan (as amended and restated, the “Plan”). Pursuant to Rule 416(a) of the Securities Act, this registration statement also includes an indeterminate number of additional shares of Common Stock that may become issuable pursuant to the anti-dilution provisions of the Plan.